UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011

Name of Fund:  CMA New York Municipal Money Fund of CMA
               Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA New York Municipal Money Fund of CMA Multi-State Municipal
Series Trust, 800 Scudders Mill Road, Plainsboro, NJ,  08536.
Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 09/30/03

Item 1 - Attach shareholder report




(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com



CMA New York
Municipal Money Fund


Semi-Annual Report
September 30, 2003



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA New York Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



CMA New York Municipal Money Fund


Officers and Trustees


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Kenneth A. Jacob--Senior Vice President
John M. Loffredo--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President and Treasurer
Phillip S. Gillespie--Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*For inquiries regarding your CMA account, call 800-CMA-INFO
(800-262-4636).



Electronic Delivery


The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003




A Letter From the President


Dear Shareholder

Now in its final quarter, 2003 has been a meaningful year in many respects. After one of the most significant equity market downturns in many investors' memories, this year finally brought hopeful signs for a sustainable economic recovery. Sub par economic growth of 1.4% in the first quarter of 2003 increased to projected growth of more than 4% in the second half of the year. With that good news, fixed income investments, which had become the asset class of choice during the long equity market decline, faced new challenges.

The Federal Reserve Board continued its accommodative monetary policy, lowering the Federal Funds rate in June to 1%, its lowest level since 1958. With this move, the short end of the yield curve remained relatively flat and it became increasingly difficult to find attractive income opportunities. Through September 30, 2003, both the Bond Market Association (BMA) Index and the one-year Municipal Market Data (MMD) Index averaged 1.03% for the year. Rates on the BMA Index, which measures the shortest end of the yield curve, averaged .85% during the third quarter versus 1.16% in the second quarter. Rates on the one-year MMD Index averaged .98% in the third quarter, just below the second quarter average of 1%.

Against this backdrop, our portfolio managers continued to work diligently to maximize tax-exempt returns consistent with the preservation of capital. With that said, remember also that the advice and guidance of a skilled financial advisor often can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003




A Discussion With Your Fund's Portfolio Manager


With interest rates low and expected to remain that way for some time, we looked increasingly to the higher yields offered by fixed rate notes during the period.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2003, CMA New York
Municipal Money Fund paid shareholders a net annualized yield of ..52%.* As of September 30, 2003, the Fund's seven-day yield was
..52%.

The Federal Reserve Board cut the Federal Funds rate once more during the six-month period, sending interest rates to their lowest levels in almost 50 years. Despite indications that the economy was strengthening gradually, the Federal Reserve Board emphasized its concern that deflation was a bigger threat to the economy than inflation, and reassured investors that it planned to keep short-term interest rates low until consistent growth in the economy and employment became evident.

The expectation for a stable short-term interest rate environment created a strong demand for fixed rate notes with maturities of six months - one year. This caused yields on these notes to fall later in the period and somewhat flattened the yield curve when compared to variable rate demand securities. However, our aggressive pursuit of fixed rate notes earlier in the period enabled us to lock in a favorable spread above variable rate securities. This strategy enhanced the performance of the Fund during the six-month period.


Describe conditions in the state of New York during the period.

The state of New York has exhibited some signs of an economic turnaround in recent months. The state's jobless rate has stabilized and retail sales have shown improvement. New York's banking and financial services industry has benefited from a strong first nine months of 2003, and the real estate market has remained vibrant.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


How did you manage the Fund during the period?

Our management approach focused on maintaining the Fund's weighting in fixed rate notes, which outperformed variable rate paper as interest rates declined during the period. For most of the past six months, about 25% - 30% of the Fund's total assets were invested in fixed paper, compared to an average of approximately 18% for funds in our iMoneyNet, Inc. category. The higher-than-average weighting in fixed rate securities benefited Fund performance on a relative basis during the summer, when yields on variable rate demand notes
(VRDN) were lower.

The Fund's average life generally fluctuated between 59 days and 65 days during the period, exceeding the 45-day - 50-day range average of the funds in our iMoneyNet, Inc. group. Maintaining a longer-than-average maturity through an overweight of fixed rate securities enabled us to stabilize the Fund's yield and reduce its volatility in a declining interest rate environment.


How would you characterize the portfolio's position at the close of the period?

We remained positioned for continued low interest rates. As of September 30, 2003, the Fund's average life stood at 65 days, with 28% of total assets invested in fixed rate notes. Toward the end of the period, we were underweight in tax-exempt commercial paper given our belief that this area of the market would underperform. Just 2.7% of assets was invested in commercial paper as of the period's close. Instead, we chose to increase our percentage of variable rate demand notes. This strategy benefited performance in September as VRDN rates moved higher.

In the months ahead, we will continue to monitor developments in the national and New York economies, maintaining our basic investment strategy while shifting the Fund's allocation between fixed and variable rate notes in what we believe are the best interests of our shareholders. We also will keep a watchful eye on the Federal Reserve Board's monetary policy. Although we do not expect any meaningful shift in interest rates until the middle of 2004 at the earliest, we will be ready to respond with changes to our investment approach as needed.


Edward J. Andrews
Vice President and Portfolio Manager


October 9, 2003



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003



Schedule of Investments                                                                                      (In Thousands)

                    Face
State              Amount                           Municipal Bonds                                                Value
New York--99.6%   $23,340   ABN AMRO Munitops Certificates Trust, Revenue Refunding Bonds, VRDN, AMT,
                            Series 2002-10, 1.22% due 3/24/2004 (f)                                              $   23,340
                            Albany, New York, GO:
                    3,112      BAN, 1.75% due 6/10/2004                                                               3,127
                   17,256      City School District, BAN, 1.50% due 6/30/2004                                        17,320
                    3,330      RAN, 1.75% due 1/30/2004                                                               3,338
                    2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                            1.15% due 12/29/2010 (f)                                                                  2,500
                    5,000   Amityville, New York, Union Free School District, GO, TAN, 1.75% due 6/29/2004            5,022
                   25,000   Arlington, New York, Central School District, GO, BAN, 2% due 12/19/2003                 25,043
                   12,200   Averill Park, New York, Central School District, GO, BAN, 1.50% due 7/15/2004            12,248
                            Binghamton, New York, City School District, GO:
                    7,984      BAN, 2% due 2/20/2004                                                                  8,009
                    7,500      RAN, 2% due 10/23/2003                                                                 7,504
                    8,873   Binghamton, New York, GO, Refunding, BAN, 2% due 9/24/2004                                8,951
                   17,720   Broome County, New York, GO, Refunding, BAN, 2% due 4/23/2004                            17,804
                    9,370   Campbell-Savona, New York, Central School District, GO, BAN, 1.20% due 11/20/2003         9,373
                    2,690   Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                            Corporation), VRDN, AMT, Series A, 1.25% due 9/01/2021 (f)                                2,690
                    3,708   Chautauqua County, New York, GO, Refunding, BAN, 1.75% due 8/06/2004                      3,730
                   18,744   Cheektowaga, New York, Central School District, GO, BAN, 2% due 6/03/2004                18,869
                    2,625   Cornwall, New York, Central School District, GO, BAN, 2% due 6/03/2004                    2,642
                    3,500   Dutchness County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling
                            School Corporation), VRDN, 1.05% due 10/01/2032 (f)                                       3,500
                    5,000   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                            Bonds, VRDN, Series 2003-0051, Class A, 1.11% due 11/15/2032 (b)(f)                       5,000
                   29,700   Eagle Tax-Exempt Trust, New York State Electric and Gas, VRDN, Series 943202,
                            1.11% due 4/01/2034 (d)(f)                                                               29,700
                   29,700   Eagle Tax-Exempt Trust, New York State Local Government, VRDN, Series 943201,
                            1.11% due 4/01/2034 (f)                                                                  29,700
                            Eagle Tax-Exempt Trust, New York, VRDN (f):
                   10,145      Series 2001-323, 1.22% due 4/01/2015                                                  10,145
                   24,500      Series 983201, 1.11% due 4/01/2017                                                    24,500
                    7,730   Eagle Tax-Exempt Trust, Revenue Refunding Bonds, VRDN, Series 2002-6003, Class A,
                            1.11% due 11/15/2032 (d)(f)                                                               7,730
                            Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN (f):
                    6,000      Revenue Bonds, Series 2003-0004, Class A, 1.11% due 11/15/2032 (b)                     6,000
                    5,200      Series 96C, 1.11% due 1/01/2005                                                        5,200
                    5,600   East Moriches, New York, Union Free School District, GO, TAN, 1.50% due 6/24/2004         5,622
                   13,800   East Syracuse-Minoa, New York, Central School District, GO, BAN, 2% due 5/07/2004        13,870
                    3,010   Edgemont, New York, Union Free School District (Greenburgh), GO, Refunding, BAN,
                            1.50% due 8/20/2004                                                                       3,022
                    9,000   Elwood, New York, Union Free School District, GO, Refunding, BAN, 2% due 12/19/2003       9,015
                    1,500   Elwood, New York, Union Free School District, GO, TAN, Series 2003-2004, 1.50%
                            due 6/29/2004                                                                             1,506
                            Erie County, New York, IDA, Civic Facility Revenue Bonds, VRDN (f):
                    1,625      (Claddagh Commission Inc. Project), 1.15% due 12/01/2015                               1,625
                    4,105      Multi-Mode (Child and Family Services of Erie County), 1.15% due 6/01/2022             4,105
                    6,845   Fabius-Pompey, New York, Central School District, GO, BAN, 1.50% due 6/25/2004            6,866
                    9,000   Fairport, New York, Central School District, GO, BAN, 2% due 3/13/2004                    9,035



Portfolio Abbreviations for CMA New York Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                                                          (In Thousands)

                    Face
State              Amount                           Municipal Bonds                                                Value
New York          $11,951   Fayetteville-Manlius, New York, Central School District, GO, BAN, 2% due
(continued)                 5/28/2004                                                                            $   12,024
                    3,000   Freeport, New York, GO, BAN, Series C, 1.75% due 7/28/2004                                3,016
                            Freeport, New York, GO, Refunding, BAN:
                    5,000      Series A, 1.75% due 1/22/2004                                                          5,007
                    1,279      Series B, 2% due 3/18/2004                                                             1,284
                   10,340   Gouverneur, New York, Central School District, GO, BAN, 1.375% due 3/12/2004             10,360
                    1,950   Granville, New York, Central School District, GO, BAN, 1.50% due 7/08/2004                1,957
                    5,000   Great Neck, New York, Union Free School District, GO, TAN, 1.50% due 6/29/2004            5,019
                    2,700   Greece, New York, Central School District, GO, BAN, 1.75% due 6/18/2004                   2,712
                    2,655   Guilderland, New York, IDA, Civic Facility Revenue Bonds (West Turnpike), VRDN,
                            Series A, 1.15% due 4/01/2020 (f)                                                         2,655
                    1,100   Hendrick Hudson, New York, Central School District (Westchester), GO, TAN, 1.25%
                            due 10/20/2003                                                                            1,100
                            Hilton, New York, Central School District, GO, BAN:
                    7,700      2.50% due 10/21/2003                                                                   7,704
                   15,000      1.50% due 9/02/2004                                                                   15,062
                    3,710   Honeoye Falls-Lima, New York, Central School District, GO, BAN, 2% due 9/23/2004          3,743
                            Hyde Park, New York, Central School District, GO, RAN:
                    1,900      1.50% due 10/23/2003                                                                   1,900
                    5,000      1.75% due 10/23/2003                                                                   5,002
                   16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT,
                            1.15% due 12/01/2029 (f)                                                                 16,000
                    2,850   Johnson City, New York, GO, BAN, 2% due 5/28/2004                                         2,868
                    6,061   Kenmore-Tonawanda, New York, Union Free School District, GO, BAN, Series A, 2%
                            due 10/01/2004                                                                            6,116
                   12,850   Lackawanna, New York, City School District, BAN, 1.50% due 6/17/2004                     12,895
                    5,000   Levittown, New York, Union Free School District, TAN, 1.50% due 6/29/2004                 5,021
                            Liverpool, New York, Central School District:
                   13,812      GO, BAN, 2% due 4/02/2004                                                             13,867
                    1,300      RAN, 1.50% due 11/13/2003                                                              1,301
                    7,750   Liverpool, New York, Central School District, GO, Refunding, RAN, 1.75% due
                            7/09/2004                                                                                 7,790
                            Long Island Power Authority, New York, Electric System Revenue Bonds (f):
                   29,990      FLOATS, Series 822-D, 1.13% due 9/01/2029 (g)                                         29,990
                   25,000      VRDN, Sub-Series 3A, 1.05% due 5/01/2033                                              25,000
                    3,600      VRDN, Sub-Series 3B, 1.20% due 5/01/2033                                               3,600
                   20,876   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                            FLOATS, Series 339, 1.10% due 12/01/2026 (e)(f)                                          20,876
                    5,000   Malverne, New York, Union Free School District, GO, TAN, 1.50% due 6/29/2004              5,017
                   20,650   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                            FLOATS, Series 733, 5% due 10/01/2014 (d)(f)(h)                                          20,650
                   19,963   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                            Refunding Bonds, FLOATS, Series 704, 1.10% due 11/15/2026 (d)(f)                         19,963
                            Metropolitan Transportation Authority, New York, Revenue Bonds (f):
                   20,000      FLOATS, Series 848-D, 1.13% due 11/15/2021 (b)                                        20,000
                    5,300      ROCS, Series II-R-4010, 1.11% due 11/15/2026 (d)                                       5,300
                            Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                            MERLOTS (b)(f):
                   38,795      Series A52, 1.11% due 11/15/2022                                                      38,795
                    8,500      Series B25, 1.11% due 11/15/2025                                                       8,500
                    9,920   Metropolitan Transportation Authority, New York, Service Contract Revenue Bonds,
                            MERLOTS, Series A-43, 1.11% due 1/01/2010 (b)(f)                                          9,920
                    5,000   Mexico, New York, Central School District, RAN, 2% due 10/24/2003                         5,003
                    6,975   Middletown, New York, BAN, 1.50% due 12/16/2003                                           6,982
                    9,000   Miller Place, New York, Union Free School District, GO, TAN, 1.50% due 6/30/2004          9,033
                   15,000   Monroe County, New York, GO, RAN, 1.75% due 4/15/2004                                    15,048
                    1,715   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN, 1.25%
                            due 1/01/2012 (f)                                                                         1,715
                   10,513   New Rochelle, New York, GO, BAN, 2% due 3/19/2004                                        10,558
                            New York City, New York, City Housing Development Corporation, M/F Mortgage
                            Revenue Bonds, VRDN, Series A (f):
                    2,100      (Fountains at Spring Creek Project), AMT, 1.07% due 11/01/2033                         2,100
                   10,000      (Gold Street Project), 1.10% due 1/01/2037                                            10,000
                    3,550      (Lafayette Project), AMT, 1.07% due 11/01/2033                                         3,550
                   20,000      (West 48th Street Development), AMT, 1.05% due 1/15/2034 (c)                          20,000



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                                                          (In Thousands)

                    Face
State              Amount                           Municipal Bonds                                                Value
New York                    New York City, New York, City Housing Development Corporation, M/F Rental
(continued)                 Housing Revenue Bonds, VRDN, AMT, Series A (f):
                  $15,000      (Armory Place LLC), 1.05% due 3/15/2033 (c)                                       $   15,000
                   30,100      (Brittany Development), 1.05% due 6/15/2029 (c)                                       30,100
                   65,200      (One Columbus Place Development), 1.05% due 11/15/2028 (c)                            65,200
                   29,800      (Tribeca Towers), 1.10% due 11/15/2019 (c)                                            29,800
                   43,900      (West 43rd Street Development), 1.05% due  4/15/2029 (c)                              43,900
                   34,700      (West 89th Street Development), 1.10% due 11/15/2029                                  34,700
                    1,600   New York City, New York, City IDA, Civic Facility Revenue Bonds (Hewitt School
                            Project), VRDN, 1.10% due 12/01/2034 (f)                                                  1,600
                   29,100   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                            System Revenue Bonds, MSTR, VRDN, Series SGB-25, 1.11% due 6/15/2023 (e)(f)              29,100
                   51,530   New York City, New York, City Municipal Water Finance Authority, Water and
                            Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 1.11% due
                            6/15/2024 (d)(f)                                                                         51,530
                            New York City, New York, City Transitional Finance Authority Revenue Bonds,
                            FLOATS (f):
                   14,900      Series 536, 1.10% due 5/01/2015 (e)                                                   14,900
                   12,020      Series 809, 1.10% due 2/01/2017 (b)                                                   12,020
                            New York City, New York, City Transitional Finance Authority Revenue Bonds,
                            Future Tax Secured, VRDN (f):
                    1,160      Series A, 1.07% due 2/15/2030                                                          1,160
                    4,000      Series B, 1.12% due 2/01/2031                                                          4,000
                            New York City, New York, City Transitional Finance Authority Revenue Bonds
                            (New York City Recovery), VRDN, Series 1 (f):
                   13,710      Sub-Series 1-A, 1.05% due 11/01/2022                                                  13,710
                   17,085      Sub-Series 1-B, 1.07% due 11/01/2022                                                  17,085
                            New York City, New York, City Transitional Finance Authority Revenue Bonds,
                            VRDN (f):
                    4,050      Sub-Series 2B, 1.07% due 11/01/2022                                                    4,050
                   66,300      Sub-Series 2D, 1.08% due 11/01/2022                                                   66,300
                    1,145      Sub-Series B-3, 1.07% due 11/01/2028                                                   1,145
                   29,325   New York City, New York, City Transitional Finance Authority, Special Tax Revenue
                            Refunding Bonds, VRDN, Series C, 1.08% due 2/01/2032 (f)                                 29,325
                    3,500   New York City, New York, City Trust Cultural Resource Revenue Bonds, MSTR, VRDN,
                            Series SGA-91, 1.13% due 7/01/2009 (a)(f)                                                 3,500
                            New York City, New York, GO (a)(f):
                    9,715      MERLOTS, Series A36, 1.11% due 6/01/2020                                               9,715
                    5,000      MSTR, VRDN, Series SGB-36, 1.10% due 6/01/2022                                         5,000
                            New York City, New York, GO, Refunding:
                   12,300      MERLOTS, Series A32, 1.11% due 8/01/2011 (d)(f)                                       12,300
                    1,100      Series B, 6% due 8/15/2004                                                             1,145
                    1,500      Series E, 6.60% due 8/01/2004                                                          1,567
                    9,150      VRDN, Series H, Sub-Series H-4, 1.08% due 8/01/2014 (a)(f)                             9,150
                    8,600      VRDN, Sub-Series C-4, 1.05% due 8/01/2020 (f)                                          8,600
                   12,400      VRDN, Sub-Series G-2, 1.05% due 8/01/2014 (f)                                         12,400
                            New York City, New York, GO, VRDN (f):
                    9,150      Series D, 1.08% due 2/01/2022 (b)                                                      9,150
                    5,160      Series F-4, 1.05% due 2/15/2020                                                        5,160
                    3,850      Series J, Sub-Series J-2, 1.05% due 2/15/2016                                          3,850
                   11,500      Series J, Sub-Series J-3, 1.05% due 2/15/2016                                         11,500
                    4,000      Sub-Series A-6, 1.12% due 11/01/2026 (d)                                               4,000
                   11,900      Sub-Series A-8, 1.05% due 11/01/2023 (a)                                              11,900
                   25,000   New York City, New York, Water Authority, CP, Series 7, 0.90% due 10/09/2003             25,000
                   18,778   New York State Commander of General Services Revenue Bonds (People of the
                            State of New York), VRDN, 1.05% due 9/01/2021 (f)                                        18,778
                            New York State Dormitory Authority, Mental Health Services Revenue Bonds:
                   20,000      Sub-Series D-2G, 1.10% due 2/15/2031                                                  20,000
                   15,000      Sub-Series D-2H, 1.10% due 2/15/2031                                                  15,000
                    7,190   New York State Dormitory Authority Revenue Bonds, MERLOTS, Series B30, 1.11%
                            due 3/15/2027 (b)(f)                                                                      7,190
                            New York State, HFA, Housing Revenue Bonds, VRDN (f):
                   15,000      (Liberty Street Realty LLC), 1.05% due 11/01/2035                                     15,000
                    5,000      (West 33rd Street Housing), AMT, Series A, 1.05% due 11/15/2036 (c)                    5,000
                   14,450      (West 43rd Street), AMT, Series A, 1.07% due 11/01/2034                               14,450



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003



Schedule of Investments (continued)                                                                          (In Thousands)

                    Face
State              Amount                           Municipal Bonds                                                Value
New York          $ 5,000   New York State, HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series A, 1.11%
(continued)                 due 11/01/2028 (a)(f)                                                                $    5,000
                            New York State, HFA, Revenue Bonds, VRDN, AMT (f):
                    6,400      (1500 Lexington Avenue Housing), Series A, 1.17% due 11/01/2034                        6,400
                   28,600      (1501 Lex Associates LP), Series A, 1.10% due 5/15/2032 (c)                           28,600
                   20,000      (Chelsea Apartments), Series A, 1.07% due 11/15/2036 (c)                              20,000
                   12,000      (Gethsemane Apartments), Series A, 1.17% due 5/15/2033 (c)                            12,000
                   62,900      (Saxony Housing), Series A, 1.05% due 5/15/2030                                       62,900
                   13,000      (Talleyrand Crescent), 1.05% due 5/15/2028 (c)                                        13,000
                   54,400      (Tribeca), Series A, 1.10% due 11/15/2029 (c)                                         54,400
                   32,600      (Tribeca Pointe LLC), Series A, 1.125% due 5/15/2029 (c)                              32,600
                   10,000      (Victory Housing), Series A, 1.125% due 11/01/2033                                    10,000
                            New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN (f):
                    7,500      Series C, 1.03% due 3/15/2026                                                          7,500
                    7,500      Series D, 1.03% due 3/15/2026                                                          7,500
                            New York State Local Government Assistance Corporation, Revenue Refunding
                            Bonds (f):
                   19,920      FLOATS, Series 778, 1.10% due 4/01/2013 (d)                                           19,920
                    4,200      MSTR, VRDN, Series SGA-59, 1.13% due 4/01/2019                                         4,200
                            New York State Power Authority, CP:
                   40,000      Series 1, 0.90% due 10/10/2003                                                        40,000
                    5,400      Series 2, 0.90% due 11/13/2003                                                         5,400
                            New York State Power Authority Revenue Bonds (f):
                    9,675      FLOATS, Series 737, 1.10% due 11/15/2014 (e)                                           9,675
                   20,000      VRDN, Sub-Series 5, 1.05% due 11/15/2011                                              20,000
                   22,000   New York State Power Authority, Revenue and General Purpose, GO, VRDN, 0.90%
                            due 3/01/2004 (f)                                                                        22,000
                    4,600   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue
                            Refunding Bonds, ROCS, Series II-R-5012, 1.11% due 4/01/2019 (a)(f)                       4,600
                    6,970   New York State Thruway Authority, Service Contract Revenue Bonds, FLOATS,
                            Series 734, 1.10% due 4/01/2013 (a)(f)                                                    6,970
                            New York State Urban Development Corporation Revenue Bonds, MERLOTS (b)(f):
                    8,600      Series A01, 1.11% due 3/15/2015                                                        8,600
                    6,370      Series A25, 1.11% due 3/15/2028                                                        6,370
                    6,650   Niagara Falls, New York, City School District, GO, RAN, 2.50% due 10/10/2003              6,651
                    9,500   North Syracuse, New York, Central School District, RAN, 1.75% due 6/18/2004               9,550
                    4,755   Olean, New York, City School District, GO, RAN, 1.50% due 10/16/2003                      4,756
                    2,325   Onondaga County, New York, IDA, IDR (Peregrine International LLC Project),
                            VRDN, AMT, 1.10% due 5/01/2022 (f)                                                        2,325
                   15,000   Onondaga County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding
                            Bonds (Solvay Paperboard Project), VRDN, AMT, 1.15% due 7/01/2023 (f)                    15,000
                    1,880   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc.
                            Project), VRDN, Series A, 1.20% due 6/01/2024 (f)                                         1,880
                    2,500   Oxford Academy and Central School District, New York, GO, Refunding, RAN,
                            1.50% due 6/18/2004                                                                       2,509
                            Oyster Bay, New York, GO, Refunding, BAN:
                   10,000      Series A, 2.25% due 1/23/2004                                                         10,032
                   10,000      Series D, 1.50% due 8/20/2004                                                         10,040
                   10,000   Oyster Bay, New York, GO, TAN, Series A, 2.25% due 1/23/2004                             10,032
                    3,000   Penn Yan, New York, GO, BAN, 2% due 5/20/2004                                             3,016
                    9,000   Phelps-Clifton Springs, New York, Central School District, GO, Refunding, BAN,
                            2% due 4/30/2004                                                                          9,041
                    3,400   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                            Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 1.15% due 12/01/2017 (f)     3,400
                    5,500   Port Washington, New York, Union Free School District, GO, BAN, 2% due 12/04/2003         5,507
                    9,150   Putnam County, New York, GO, TAN, 2% due 12/19/2003                                       9,166
                    4,050   Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project),
                            VRDN, AMT, 1.15% due 1/01/2021 (f)                                                        4,050
                   12,420   Ravena-Coeymans-Selkirk, New York, Central School District, GO, BAN, 1.50%
                            due 6/18/2004                                                                            12,464
                    4,000   Riverhead, New York, Central School District, GO, TAN, 1.50% due 6/30/2004                4,015
                   34,240   Rochester, New York, GO, Refunding, BAN, Series I, 2% due 3/04/2004                      34,362
                    4,000   Sayville, New York, Union Free School District, GO, TAN, 1.50% due 6/30/2004              4,014
                   10,000   Schenectady, New York, City School District, GO, RAN, 1.50% due 6/30/2004                10,027
                   12,000   South Country-Brookhaven, New York, Central School District, GO, TAN, 1.50%
                            due 6/22/2004                                                                            12,043



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003



Schedule of Investments (concluded)                                                                          (In Thousands)

                    Face
State              Amount                           Municipal Bonds                                                Value
New York          $15,102   South Jefferson, New York, Central School District, GO, BAN, 2% due 4/16/2004        $   15,171
(concluded)        13,780   Suffolk County, New York, IDA, Solid Waste Disposal Facility Revenue
                            Refunding Bonds, ROCS, AMT, 1.33% due 7/01/2004 (a)(f)                                   13,780
                   10,875   Sullivan County, New York, GO, Refunding, BAN, 1.75% due 9/10/2004                       10,941
                            Syracuse, New York, GO:
                   12,200      RAN, 1.75% due 10/31/2003                                                             12,206
                    3,800      TAN, Series A, 2% due 10/31/2003                                                       3,803
                      350   Syracuse, New York, GO, Refunding and Public Improvement Bonds, Series A, 2.50%
                            due 10/15/2003 (d)                                                                          350
                            Tobacco Settlement Financing Corporation, New York, Revenue Bonds:
                    2,965      ROCS, Series II-R-2034, 1.13% due 6/01/2020 (a)(f)                                     2,965
                    8,125      ROCS, Series II-R-4508, 1.13% due 6/01/2021 (a)(f)                                     8,125
                    7,630      ROCS, Series II-R-5006, 1.13% due 6/01/2020 (a)(f)                                     7,630
                   13,235      Series A-1, 1.75% due 6/01/2004                                                       13,289
                   20,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                            Refunding Bonds, VRDN, Series B, 1.05% due 1/01/2032 (a)(f)                              20,000
                            Triborough Bridge and Tunnel Authority, New York, Revenue Bonds (a)(f):
                   16,710      MERLOTS, Series A26, 1.11% due 11/15/2028                                             16,710
                    9,550      MERLOTS, Series B28, 1.11% due 11/15/2026                                              9,550
                    2,085      ROCS, Series II-R-2013, 1.11% due 11/15/2021                                           2,085
                            Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (e)(f):
                   12,930      FLOATS, Series 839, 1.11% due 11/15/2019                                              12,930
                    9,990      MERLOTS, Series B03, 1.11% due 11/15/2020                                              9,990
                   14,580      MERLOTS, Series B13, 1.11% due 11/15/2021                                             14,580
                   14,180      PUTTERS, Series 304, 1.12% due 11/15/2018                                             14,180
                    5,360      ROCS, Series II-R-1032, 1.11% due 11/15/2021                                           5,360
                   23,215   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                            Refunding Bonds, VRDN, Series A, 1.05% due 1/01/2031 (d)(f)                              23,215
                    1,750   Tuckahoe, New York, Union Free School District, GO, TAN, 1.50% due 6/24/2004              1,757
                    9,468   Tully, New York, Central School District, GO, BAN, Series B, 1.50% due 6/30/2004          9,499
                    6,500   Ulster County, New York, BAN, 1.75% due 6/11/2004                                         6,534
                    4,575   Utica, New York, City School District, GO, BAN, 2% due 9/24/2004                          4,603
                   16,355   Utica, New York, City School District, GO, Refunding, BAN, Series C, 1.50%
                            due 7/09/2004                                                                            16,381
                   10,290   Walton, New York, Central School District, GO, BAN, Series A, 2% due 6/16/2004           10,351
                    7,500   Wantagh, New York, Union Free School District, GO, TAN, 1.75% due 6/29/2004               7,533
                    7,900   Waterloo, New York, Central School District, GO, BAN, 1.75% due 8/06/2004                 7,945
                    9,375   Watkins Glen, New York, Central School District, GO, BAN, Series A, 1.75%
                            due 6/17/2004                                                                             9,420
                    7,500   Weedsport, New York, Central School District, GO, BAN, 1.75% due 7/30/2004                7,543
                    2,950   Weedsport, New York, Central School District, GO, Refunding, BAN, 1.50% due
                            6/18/2004                                                                                 2,961
                    1,400   West Babylon, New York, Unified Free School District, GO, TAN, 1.50% due 6/29/2004        1,405
                            West Genesee, New York, Central School District, Camillus, GO:
                   10,500      BAN, 2% due 3/20/2004                                                                 10,545
                    4,000      RAN, 1.75% due 11/14/2003                                                              4,003
                    2,000   Wyandanch, New York, Union Free School District, GO, RAN, 2% due 6/29/2004                2,011


Puerto Rico--0.3%   5,912   Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS,
                            Series 747D, 1.08% due 7/01/2017 (f)(g)                                                   5,912

                            Total Investments (Cost--$2,394,412*)--99.9%                                          2,394,412
                            Other Assets Less Liabilities--0.1%                                                       2,884
                                                                                                                 ----------
                            Net Assets--100.0%                                                                   $2,397,296
                                                                                                                 ==========


(a)AMBAC Insured.

(b)FGIC Insured.

(c)FNMA Collateralized.

(d)FSA Insured.

(e)MBIA Insured.

(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2003.

(g)CIFG Insured.

(h)Prerefunded.

*Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003



Statement of Assets and Liabilities

As of September 30, 2003
Assets

               Investments, at value (identified cost--$2,394,411,580)                                      $ 2,394,411,580
               Cash                                                                                                  80,145
               Receivables:
                 Interest                                                                 $     7,886,083
                 Beneficial interest sold                                                       1,790,589         9,676,672
                                                                                          ---------------
               Prepaid registration fees and other assets                                                            73,838
                                                                                                            ---------------
               Total assets                                                                                   2,404,242,235
                                                                                                            ---------------

Liabilities

               Payables:
                 Securities purchased                                                           6,115,788
                 Distributor                                                                      606,142
                 Other affiliates                                                                 115,194
                 Investment adviser                                                               108,642
                                                                                          ---------------

               Total liabilities                                                                                  6,945,766
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $ 2,397,296,469
                                                                                                            ===============

Net Assets Consist of

               Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                         $   239,769,239
               Paid-in capital in excess of par                                                               2,157,514,920
               Undistributed realized capital gains--net                                                             12,310
                                                                                                            ---------------
               Net Assets--Equivalent to $1.00 per share based on 2,397,692,393 shares
               of beneficial interest outstanding                                                           $ 2,397,296,469
                                                                                                            ===============

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003



Statement of Operations

For the Six Months Ended September 30, 2003
Investment Income

               Interest and amortization of premium and discount earned                                     $    13,703,565

Expenses

               Investment advisory fees                                                   $     5,116,850
               Distribution fees                                                                1,541,523
               Accounting services                                                                184,561
               Transfer agent fees                                                                122,462
               Custodian fees                                                                      37,185
               Professional fees                                                                   36,099
               Printing and shareholder reports                                                    24,961
               Registration fees                                                                   18,761
               Pricing fees                                                                        12,444
               Trustees' fees and expenses                                                         11,432
               Other                                                                               14,305
                                                                                          ---------------
               Total expenses                                                                                     7,120,583
                                                                                                            ---------------
               Investment income--net                                                                             6,582,982
                                                                                                            ---------------

Realized Gain on Investments--Net

               Realized gain on investments--net                                                                     52,750
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $     6,635,732
                                                                                                            ===============

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003



Statements of Changes in Net Assets
                                                                                             For the Six          For the
                                                                                            Months Ended         Year Ended
                                                                                            September 30,        March 31,
Increase (Decrease) in Net Assets:                                                               2003               2003
Operations

               Investment income--net                                                     $     6,582,982   $    23,422,927
               Realized gain on investments--net                                                   52,750           140,098
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                             6,635,732        23,563,025
                                                                                          ---------------   ---------------

Dividends to Shareholders

               Dividends to shareholders from investment income--net                          (6,582,982)      (23,422,927)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

               Net proceeds from sale of shares                                             3,434,261,379     6,380,700,131
               Value of shares issued to shareholders in reinvestment of dividends              6,582,825        23,422,173
                                                                                          ---------------   ---------------
                                                                                            3,440,844,204     6,404,122,304
               Cost of shares redeemed                                                    (3,571,558,271)   (6,539,337,036)
                                                                                          ---------------   ---------------
               Net decrease in net assets derived from beneficial interest transactions     (130,714,067)     (135,214,732)
                                                                                          ---------------   ---------------

Net Assets

               Total decrease in net assets                                                 (130,661,317)     (135,074,634)
               Beginning of period                                                          2,527,957,786     2,663,032,420
                                                                                          ---------------   ---------------
               End of period                                                              $ 2,397,296,469   $ 2,527,957,786
                                                                                          ===============   ===============

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003



Financial Highlights

The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                            September 30,          For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                          2003         2003         2002         2001          2000
Per Share Operating Performance

               Net asset value, beginning of period          $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
               Investment income--net                              --++          .01          .02          .03          .03
               Realized gain (loss) on investments--net            --++         --++         --++       --++++         --++
                                                             ----------   ----------   ----------   ----------   ----------
               Total from investment operations                    --++          .01          .02          .03          .03
                                                             ----------   ----------   ----------   ----------   ----------
               Less dividends from investment income--net        --++++        (.01)        (.02)        (.03)        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
               Net asset value, end of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
               Total Investment Return                            .52%*         .91%        1.74%        3.49%        2.86%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses                                           .57%*         .57%         .57%         .58%         .58%
                                                             ==========   ==========   ==========   ==========   ==========
               Investment income--net                             .53%*         .92%        1.72%        3.42%        2.83%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)      $2,397,296   $2,527,958   $2,663,032   $2,523,324   $2,177,183
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.

++Amount is less than $.01 per share.

++++Amount is less than $(.01) per share.

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003




Notes to Financial Statements


1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003




Notes to Financial Statements (concluded)


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2003, the Fund reimbursed FAM $27,008 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
On March 31, 2003, the Fund had a net capital loss carryforward of $40,440, of which $2,167 expires in 2004, $11,313 expires in 2006 and $26,960 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.



CMA NEW YORK MUNICIPAL MONEY FUND, SEPTEMBER 30, 2003




Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. - N/A (annual requirement only)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New York Municipal Money Fund of CMA Multi-State Municipal
Series Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: November 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: November 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: November 21, 2003




Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.